As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21316

The Kensington Funds
(Exact name of registrant as specified in charter)

4 Orinda Way, Suite 200 C
Orinda, California 94563
(Address of principal executive offices) (Zip code)

US Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741
(Name and address of agent for service)

1-800-253-2949
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

K E N S I N G T O N R E A L E S T A T E S E C U R I T I E S F U N D

S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 5 ( U n a u d i t e d )

	SHARES	MARKET VALUE($)
Real Estate Common Stock (97.8%)

Diversified (5.0%)
Liberty Property Trust	14,260	606,620
Vornado Realty Trust	27,250	2,360,395
		2,967,015
Healthcare (8.1%)
LTC Properties, Incorporated	56,800	1,204,160
Medical Properties Trust 144A [1]	142,900	1,400,420
Nationwide Health Properties, Incorporated	26,500	617,450
Ventas, Incorporated	49,100	1,581,020
		4,803,050
Hotel (8.2%)
Ashford Hospitality Trust	69,800	751,048
Hilton Hotels Corporation	26,400	589,248
Starwood Hotels & Resorts Worldwide, Incorporated	40,765	2,330,535
Sunstone Hotel Investors, Incorporated	49,000	1,195,110
		4,865,941
Industrial (6.0%)
EastGroup Properties, Incorporated	13,516	591,325
ProLogis Trust	66,560	2,949,274
		3,540,599
Mortgage (1.9%)
iStar Financial, Incorporated	28,300	1,144,169

Multifamily (18.2%)
Archstone-Smith Trust	14,700	586,089
Avalonbay Communities, Incorporated	29,050	2,489,585
Camden Property Trust	21,230	1,183,572
Equity Residential Properties Trust	78,220	2,960,627
Home Properties of New York, Incorporated	43,900	1,723,075
Mid-America Apartment Communities, Incorporated	25,300	1,176,703
United Dominion Realty Trust, Incorporated	28,100	665,970
		10,785,621
Office (22.0%)
Arden Realty, Incorporated	15,800	650,486
Boston Properties, Incorporated	33,875	2,401,737
Brandywine Realty Trust	20,000	621,800
Brookfield Properties Corporation	51,500	1,517,705
CarrAmerica Realty Corporation	49,650	1,784,918
Equity Office Properties	90,800	2,970,068
Kilroy Realty Corporation	300	16,809
Prentiss Properties Trust	29,150	1,183,490
SL Green Realty Corporation	27,000	1,840,860
		12,987,873
Retail (26.9%)
Acadia Realty Trust	65,600	1,180,144
Developers Diversified Realty Corporation	22,165	1,035,105
Equity One, Incorporated	19,000	441,750
Federal Realty Investment Trust	10,850	661,091
General Growth Properties, Incorporated	66,535	2,989,418
Kimco Realty Corporation	42,200	1,325,924
Kite Realty Group Trust	37,500	559,500
Macerich Company	18,800	1,220,872
New Plan Excel Realty Trust	25,600	587,520
Ramco-Gershenson Properties Trust	51,100	1,491,609
Regency Centers Corporation	10,385	596,618
Simon Property Group, Incorporated	51,600	3,824,592
		15,914,143

S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 5 ( U n a u d i t e d ) ( c o n t i n u e d )

	SHARES
	OR
	PRINCIPAL
	AMOUNT	MARKET VALUE($)

Storage (1.4%)
Public Storage, Incorporated	12,695	850,565

Total Real Estate Common Stock		57,858,976

Repurchase Agreement (1.4%)
Custodial Trust Company, 3.250%, dated 09/30/05,
due 10/01/05, repurchase price $821,032
(collateralized by U.S. Treasury Bond, 3.625%, 04/15/28, valued $861,269)	$821,032	821,032

TOTAL INVESTMENTS IN SECURITIES
(cost $49,170,363) [2]: 99.2%		58,680,008
Liabilities in excess of other assets - 0.8%		498,424
NET ASSETS - 100.0%		$59,178,432

[1]	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors.
[2]	The aggregate cost of securities for federal income tax purposes was $49,074,447. Net unrealized appreciation/depreciation for federal income tax purposes at September 30, 2005 is as follows:
Unrealized appreciation . . . . . . . . . . . . . . . . . . . . . .	$9,805,107
Unrealized depreciation . . . . . . . . . . . . . . . . . . . . . .	(199,546)
Net unrealized appreciation . . . . . . . . . . . . . . . . . . .	$9,605,561

K E N S I N G T O N S E L E C T I N C O M E F U N D

S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 5, ( U n a u d i t e d )

	SHARES	MARKET VALUE($)
Real Estate Common Stock (22.7%)

Hotel (4.0%)
Ashford Hospitality Trust	1,346,400	14,487,264
Diamondrock Hospitality Co.	126,000	1,480,500
Hersha Hospitality Trust	898,100	8,918,133
Hospitality Properties Trust [3]	38,900	1,667,254
Strategic Hotel Cap, Inc.	303,000	5,532,780
Sunstone Hotel Investors, Incorporated	73,800	1,799,982
		33,885,913
Mortgage (14.3%)
Anthracite Capital, Incorporated	1,915,600	22,182,648
Arbor Realty Trust, Incorporated [3]	728,700	20,476,470
Bimini Mortgage Management, Incorporated	452,600	5,114,380
Luminent Mortgage Capital, Incorporated	1,815,783	13,709,162
New Century Financial Corporation [3]	329,500	11,950,965
Newcastle Investment Corporation	637,000	17,772,300
RAIT Investment Trust	818,175	23,317,987
Resource Capital Corporation 144A [1,2]	425,000	6,375,000
		120,898,912
Net Lease (1.9%)
Spirit Finance Corporation	16,900	190,125
Spirit Finance Corporation 144A [1]	1,434,400	16,137,000
		16,327,125
Office (2.5%)
American Financial Realty Trust	1,498,500	21,278,700
Total Real Estate Common Stock		192,390,650

Real Estate Preferred Stock (86.3%)

Diversified (9.8%)
Bedford Property Investors, Incorporated, Series A, 8.75% 144A [1,2]	400,000	19,612,520
Bedford Property Investors, Incorporated, Series B, 7.625%	325,000	8,131,500
Colonial Properties Trust, Series E, 7.62%	712,700	17,774,738
Colonial Properties Trust, Series D, 8.125%	244,500	6,332,550
Cousins Properties, Incorporated, Series A, 7.75%	492,300	12,799,800
Crescent Real Estate Equities Company, Series A, 6.75%	377,800	8,368,270
Crescent Real Estate Equities Company, Series B, 9.50%	290,400	7,814,664
Sizeler Property Investors, Incorporated, Series B, 9.75%	97,800	2,592,678
		83,426,720
Healthcare (7.3%)
LTC Properties, Incorporated, Series F, 8.00%	1,439,300	36,918,045
Omega Healthcare Investors, Incorporated, Series D, 8.375%	975,000	25,291,500
		62,209,545
Hotel (9.9%)
Ashford Hospitality Trust, Series A, 8.55% [3]	351,500	9,142,515
Boykin Lodging Company, Class A, 10.50%	213,000	5,665,800
Eagle Hospitality, Series A, 8.25%	609,500	15,298,450
FelCor Lodging Trust, Incorporated, Series A, 1.95%	305,500	7,524,465
FelCor Lodging Trust, Incorporated, Series , 8.00%	313,000	7,793,700
Hersha Hospitality Trust, Series A, 8.00%	200,000	5,015,000
Host Marriott Corporation, Series E, 8.875%	479,000	13,076,700
Innkeepers USA Trust, Series C, 8.00%	257,300	6,728,395
Red Lion Hotels Capital Trust, Series , 9.50%	102,300	2,688,444

S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 5, ( U n a u d i t e d ) ( c o n t i n u e d )

	SHARES
	OR
	PRINCIPAL
	AMOUNT	MARKET VALUE($)
Hotel (9.9%) (continued)
Sunstone Hotel Investors, Incorporated, Series A, 8.00%	220,000	5,610,000
Winston Hotels, Incorporated, Series B, 8.00%	269,000	6,727,690
		85,271,158
Industrial (1.0%)
EastGroup Properties, Incorporated, Series D, 7.95%	319,200	8,350,272

Manufactured Housing (1.9%)
Affordable Residential Communities, Series A, 8.25%	785,400	16,375,590

Mortgage (23.8%)
Accredited Mortgage Loan REIT Trust, Series A, 9.75%	713,900	18,311,535
American Home Mortgage Investment Corporation, Series A , 9.75%	216,500	5,758,900
American Home Mortgage Investment Corporation, Series B, 9.25%	646,400	16,806,400
Annaly Mortgage Management, Series A, 7.875%	1,161,000	28,502,550
Anthracite Capital, Incorporated, Series C, 9.375% [3]	823,900	22,410,080
Anworth Mortgage Asset Corporation, Series A, 8.625%	284,300	7,067,698
Impac Mortgage Holdings, Incorporated, Series B, 9.375% [3]	465,000	11,559,900
Impac Mortgage Holdings, Incorporated, Series C, 9.125%	550,000	13,469,500
iStar Financial, Incorporated, Series E, 7.875%	141,300	3,694,995
iStar Financial, Incorporated, Series G, 7.650%	400,000	10,072,000
MFA Mortgage Investments, Incorporated, Series A, 8.50%	564,000	13,959,000
New Century Financial, Series A, 9.125%	700,000	16,870,000
Newcastle Investment Corporation, Series B, 9.75%	231,425	6,144,334
Novastar Financial, Series C, 8.90% [3]	294,300	7,445,790
RAIT Investment Trust, Series A, 7.75%	386,500	9,681,825
Thornburg Mortgage, Incorporated, Series C, 8.00%	400,000	9,980,000
		201,734,507
Multifamily (7.2%)
Apartment Investment & Management Company, Series T, 8.00%	798,500	20,202,050
Apartment Investment & Management Company, Series U, 7.75%	968,700	24,246,561
Associated Estates Realty Corporation, Series B, 8.70%	242,000	6,292,000
Home Properties of New York, Incorporated, Series F, 9.00%	227,000	5,915,620
Mid-America Apartment Communities, Incorporated, Series H, 8.30%	154,800	4,040,280
		60,696,511
Net Lease (2.0%)
Capital Automotive REIT, Series A, 7.50%	245,444	5,473,401
Entertainment Properties Trust, Series A, 9.50%	310,900	8,137,808
Entertainment Properties Trust, Series B, 7.75%	100,000	2,535,000
Trustreet Properties, Incorporated, Series A, 7,72%	42,900	990,990
		17,137,199
Office (11.6%)
Alexandria Real Estate Equities, Incorporated, Series C, 8.375%	144,500	3,803,240
Brandywine Realty Trust, Series D, 7.375%	383,000	9,613,300
Corporate Office Properties Trust, Series G, 8.00%	432,300	11,239,800
CRT Properties, Incorporated, Series A, 8.50%	804,000	20,100,000
Highwoods Properties, Incorporated, Series B, 8.00%	238,404	6,022,085
Lexington Corporate Properties Trust, Series B, 8.05%	454,100	11,920,125

S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 5, ( U n a u d i t e d ) ( c o n t i n u e d )

	SHARES
	OR
	PRINCIPAL
	AMOUNT	MARKET VALUE($)
Office (11.6%) (continued)
Maguire Properties, Incorporated, Series A, 7.625%	912,600	23,134,410
Parkway Properties, Incorporated, Series D, 8.00%	486,600	12,787,848
		98,620,808
Other (1.9%)
Digital Realty Trust, Incorporated, Series A, 8.50%	625,000	16,468,750

Retail (9.7%)
CBL & Associates Properties, Incorporated, Series B, 8.75%	48,800	2,547,360
CBL & Associates Properties, Incorporated, Series C, 7.75%	369,000	9,509,130
Glimcher Realty Trust, Series F, 8.75%	500,000	12,905,000
Glimcher Realty Trust, Series G, 8.125%	130,100	3,303,239
Mills Corporation, Series E, 8.75%	550,500	14,588,250
Mills Corporation, Series G, 7.875% ³	225,000	5,782,500
Pennsylvania Real Estate Investment Trust, Series A, 11.00%	47,000	2,714,250
Saul Centers, Incorporated, Series A, 8.00%	258,000	6,746,700
Taubman Centers Incorporated, Series G, 8.00%	520,000	13,520,000
Urstadt Biddle Properties, Incorporated, Series C, 8.50%	93,500	10,210,200
		81,826,629
Total Real Estate Preferred Stock		732,117,690
Total Real Estate Common and Preferred Stock		924,508,340

Corporate Bonds (4.3%)

Diversified (4.2%)
Taberna Preferred Funding, Limited, Series 2005-2A, 8.549%, 11/05/35 144A [1,5]	$2,700,000	27,000,000
Taberna Preferred Funding, Limited, Series D, 6.520%, 02/05/36 144A [1],[5]	450,000	4,500,000
Taberna Preferred Funding, Limited, Series E, 8.577%, 11/05/35 144A [1,5]	450,000	4,500,000
Total Corporate Bonds (Cost $36,000,000) ( 4.2% )		36,000,000

	PRINCIPAL
	AMOUNT	MARKET VALUE($)
Repurchase Agreement (1.4%)
Custodial Trust Company, 3.8750%, dated 09/30/05,
due 10/01/05, repurchase price $12,151,275
(collateralized by U.S. Treasury Bond Stripped Prin, 8.875%, due 08/15/17,	$12,147,352	12,147,352
valued $3,969,091 and U.S. Gov Strips-Tprin, 8.125%, due 05/15/21,
valued $8,532,030) [4]

TOTAL INVESTMENTS IN SECURITIES
(cost $959,846,259) [6] ( 114.7% )		972,655,692
Liabilities in excess of other assets - 14.7%		(124,552,026)
NET ASSETS - 100.0%		$848,103,666

S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 5, ( U n a u d i t e d ) ( c o n t i n u e d )

[1]	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors.
[2]	The Adviser, using Board approved procedures, has deemed all or a portion of the security to be illiquid.
[3] All or a portion of the security was on loan at September 30, 2005.
[4] Security purchased with the cash proceeds from securities loaned.
[5] Fair valued under the procedures established by the Board of Trustees.
[6] The aggregate cost of securities for federal income tax purposes was $955,059,201. Net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2005 is as follows:

Unrealized appreciation . . . . . . . . . . . . . . . . . . . . . .	$41,666,770
Unrealized depreciation . . . . . . . . . . . . . . . . . . . . . .	(24,070,279)
Net unrealized appreciation . . . . . . . . . . . . . . . . . . .	$17,596,491

Securities Sold Short (0.4%)	SHARES	MARKET VALUE($)
Real Estate Common Stock (0.4%)
Retail (0.4%)
Realty Income Corporation	127,000	3,036,570

Total Securities Sold Short (Proceeds $2,770,420)		$3,036,570

KENSINGTON STRATEGIC REALTY FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
S E P T E M B E R 3 0 , 2 0 0 5 ( U n a u d i t e d )

	SHARES	MARKET VALUE($)
Real Estate Common Stock (119.2%)

Diversified (9.3%)
Alexander & Baldwin, Incorporated [3]	328,726	17,501,372
Cousins Properties, Incorporated	377,900	11,420,138
Duke Realty Corporation [3]	253,000	8,571,640
First Union Real Estate Investments [4]	2,969,050	13,360,725
Vernado Realty Trust [3]	100,100	8,670,662
		59,524,537
Healthcare (4.3%)
LTC Properties, Incorporated [3]	499,892	10,597,710
Medical Properties Trust 144A [1]	1,096,100	10,741,780
Omega Healthcare Investors, Incorporated	436,500	6,076,080
		27,415,570
Hotel (25.0%)
Ashford Hospitality Trust, Incorporated	1,851,200	19,918,912
Diamondrock Hospitality Company	536,500	6,303,875
Diamondrock Hospitality Company 144A [1]	465,000	5,463,750
Gaylord Entertainment Company [4]	168,200	8,014,730
Hersha Hospitality Trust	1,435,500	14,254,515
Hilton Hotels Corporation ³	1,002,900	22,384,728
Hospitality Properties Trust	65,900	2,824,474
Host Marriot Corporation	913,929	15,445,400
Kerzner International Limited [3,4]	377,800	20,986,790
Starwood Hotels & Resorts Worldwide, Incorporated [3]	439,108	25,103,804
Strategic Hotel Cap, Incorporated	150,588	2,749,737
Sunstone Hotel Investors, Incorporated	636,400	15,521,796
		158,972,511
Industrial (5.4%)
First Potomac Realty Trust	317,900	8,170,030
ProLogis Trust	590,400	26,160,624
		34,330,654
Mortgage (22.0%)
Anthracite Mortgage Capital, Incorporated	1,517,300	17,570,334
Arbor Realty Trust, Incorporated	157,500	4,425,750
Arbor Realty Trust, Incorporated 144A [1]	441,840	12,415,704
Bimini Mortgage Management, Incorporated	237,657	2,685,524
Bimini Mortgage Management, Incorporated 144A [1]	580,000	6,554,000
Capital Lease Funding, Incorporated	769,400	7,963,290
Capital Trust, Incorporated MD	370,200	11,905,632
Gramercy Cap Corporation	478,400	11,462,464
JER Investors Trust, Incorporated 144A [1]	242,000	4,370,520
JER Investors Trust, Incorporated	483,700	8,735,622
Luminent Mortgage Capital, Incorporated	551,617	4,164,709
Luminent Mortgage Capital, Incorporated 144A [1]	355,300	2,682,515
New Century Financial Corporation MD ³	121,200	4,395,924
Newcastle Investment Corporation ³	522,500	14,577,750
RAIT Investment Trust	365,500	10,416,750
Taberna Realty Finance Trust 144A [1,2]	1,265,400	15,817,500
		140,143,988

Multifamily (10.1%)
Avalonbay Communities, Incorporated [3]	201,200	17,242,840
BNP Residential Properties, Incorporated	272,400	3,908,940
Camden Property Trust	127,300	7,096,975
Equity Residential Properties Trust [3]	578,000	21,877,300
Home Properties of New York, Incorporated [3]	354,300	13,906,275
		64,032,330
Net Lease (1.3%)
Spirit Finance Corporation	725,200	8,158,500

SCHEDULE OF PORTFOLIO INVESTMENTS
S E P T E M B E R 30, 2005 (Unaudited) (continued)

	SHARES	MARKET VALUE($)

Office (24.7%)
American Financial Realty Trust	1,293,400	18,366,280
Arden Realty, Incorporated	329,500	13,565,515
Asset Capital Corporation, Incorporated 144A [1,2]	1,523,000	13,250,100
BioMed Realty Trust, Incorporated	688,100	17,064,880
Boston Properties, Incorporated [3]	229,000	16,236,100
Brandywine Realty Trust	373,500	11,612,115
Brookfield Properties Corporation	454,900	13,405,903
CarrAmerica Realty Corporation [3]	435,300	15,649,035
Equity Office Properties Trust	635,400	20,783,934
Mack-Cali Realty Corporation	140,000	6,291,600
Prentiss Properties Trust	272,790	11,075,274
		157,300,736
Retail (17.1%)
Acadia Realty Trust	702,800	12,643,372
Feldman Mall Properities, Incorporated	852,300	11,079,900
General Growth Properties, Incorporated [3]	765,490	34,393,466
Kite Realty Group Trust	630,100	9,401,092
Macerich Company	189,100	12,280,154
Ramco-Gershenson Properties Trust	312,500	9,121,875
Simon Property Group, Incorporated ³	274,300	20,331,116
		109,250,975

Total Real Estate Common Stock		759,129,801

Real Estate Perferred Stock (10.2%)

Diversified (0.8%)
Taberna Preferred Funding II, Ltd., Series 144A [1,4,5]	5,000	5,000,000

Hotel (0.7%)
Red Lion Hotels, Series , 9.50%	158,500	4,165,380

Mortgage (3.4%)
IMPAC Mortgage Holdings, Incorporated, Series C, 9.125%	300,000	7,347,000
New Century Financial Corporation, Series A, 9.125%	170,000	4,097,000
Newcastle Investment Corporation, Series B, 9.75%	122,000	3,239,100
Novastar Financial, Incorporated, Series C, 8.90% ³	285,000	7,210,500
		21,893,600

Multifamily: 1.2%
Mid-America Apartment Communities, Incorporated, Series H, 8.30%	290,000	7,569,000

Office: 1.5%
Maguire Properties, Incorporated, Series A, 7.625%	388,700	9,853,545

Net Lease: 1.5%
Entertainment Properties Trust, Series A, 9.50%	358,400	9,381,120

SCHEDULE OF PORTFOLIO INVESTMENTS
S E P T E M B E R 30, 2005 (Unaudited) (continued)

	SHARES	MARKET VALUE($)
Retail: 1.1%
Pennsylvania Real Estate Investment Trust, Series A, 11.00%	122,900	7,097,475

TOTAL PREFERRED STOCKS		64,960,120

TOTAL INVESTMENTS IN SECURITIES
(cost $738,538,399)[6]: 129.4%		824,089,921
Liabilities in excess of other assets: 29.4%		(187,103,817)
NET ASSETS: 100.0%		$636,986,104

[1] Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors.
[2] The Adviser, using Board approved procedures, has determined all or a portion of the security to be illiquid.
[3] All or a portion of the security was on loan at September 30, 2005.
[4] Represents non-income producing securities.
[5] Fair valued under the procedures established by the Board of Trustees.
[6] The aggregate cost of securities for federal income tax purposes was $736,433,788. Net unrealized appreciation/depreciation for federal income tax purposes at September 30, 2005 is as follows:
Unrealized appreciation . . . . . . . . . . . . . . . . . . . . . .	$102,058,968
Unrealized depreciation . . . . . . . . . . . . . . . . . . . . . .	(14,402,835)
Net unrealized appreciation . . . . . . . . . . . . . . . . . . .	$87,656,133

Securities Sold Short ( 14.4% )
Diversified ( 0.1% )
Bedford Property Investors	26,900	641,296

Hotel ( 1.3% )
Fairmont Hotels & Resorts, Incorporated	40,000	1,336,800
FelCor Lodging Trust, Incorporated	130,000	1,969,500
Marriott International, Incorporated	75,100	4,731,300
Meristar Hospitality Corporation	20,000	182,600
		8,220,200
Multifamily ( 3.1% )
Apartment Investment & Management Company	311,500	12,079,970
Essex Property Trust, Incorporated	83,100	7,479,000
		19,558,970
Mutual Funds ( 1.7% )
IShares DJ US Real Estate	168,400	10,823,068

Office (2.8%)
Alexandria Real Estate Equities, Incorporated	215,500	17,819,695

Retail (4.1%)
CBL & Associates Properties, Incorporated	55,000	2,254,450
Developers Diversified Realty Coporation	30,000	1,401,000
Federal Realty Investment Trust	35,600	2,169,108
Mills Corporation	45,000	2,478,600
Regency Centers Coporation	93,900	5,394,555
Taubman Centers, Incorporated	382,600	12,128,420
		25,826,133
Storage (1.4%)
Public Storage, Incorporated	131,800	8,830,600

Total Securities Sold Short (Proceeds $90,283,276)		$91,719,962

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Kensington Funds

By (Signature and Title)       /s/ John P. Kramer
John P. Kramer, President

Date    11/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ John P. Kramer
John P. Kramer, President

Date    11/28/05

By (Signature and Title)* _ /s/ Cynthia M. Yee
Cynthia M. Yee, Treasurer

Date   11/28/05

* Print the name and title of each signing officer under his or her signature.